Cover	Jun. 26, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K (this “Amendment No. 1”) amends the Current Report on Form 8-K originally filed by the Company with the U.S. Securities and Exchange Commission on June 30, 2026 (the “Original Report”).
Document Period End Date	Jun. 26, 2026
Entity File Number	001-34647
Entity Registrant Name	ZW Data Action Technologies Inc.
Entity Central Index Key	0001376321
Entity Tax Identification Number	20-4672080
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	8/F. 29 Des Voeux Road Central, Central
Entity Address, City or Town	Hong Kong
Entity Address, Country	CN
City Area Code	+852
Local Phone Number	2669-8078
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	CNET
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false